SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Changes in equity [abstract]
Disclosure of detailed information about share capital and share premium [Table Text Block]
	Number of shares	Share capital
		US$’000
Issued and paid up:
On 2 November 2017 (date of incorporation) and at 31 December 2017	1	*
Issue of ordinary shares in connection with the Spin-off (Note 1)	19,063,832	320,683
At 31 December 2018	19,063,833	320,683

*	Amount is less than US$ 1,000 .